Summary Of Significant Accounting Policies (Tables)	12 Months Ended
May 29, 2011
Summary Of Significant Accounting Policies
Impact Of Reclassifications On Consolidated Balance Sheets

	Increase (Decrease)

(in millions)	May 29, 2011	May 30, 2010

Receivables, net	$6.6	$6.2
Prepaid expenses and other current assets	6.6	5.5

Total current assets	13.2	11.7
Other assets	16.5	17.0

Total assets	$29.7	$28.7

Other current liabilities	$(47.8)	$(50.3)
Unearned revenues	6.6	5.5

Total current liabilities	(41.2)	(44.8)
Other Liabilities	70.9	73.5

Total liabilities	$29.7	$28.7

Depreciation And Amortization Expense From Continuing Operations Related To Land, Buildings And Equipment

(in millions)	Fiscal Year

	2011	2010	2009

Depreciation and amortization on buildings and equipment	$308.7	$293.2	$273.2
Losses on disposal of land, buildings and equipment	6.9	0.3	1.1

Capitalized Software Costs And Related Accumulated Amortization

(in millions)	May 29, 2011	May 30, 2010

Capitalized software	$ 79.9	$ 72.9
Accumulated amortization	(56.1)	(49.3)

Capitalized software, net of accumulated amortization	$ 23.8	$ 23.6

Costs And Accumulated Amortization Of Acquired Definite-Lived Intangible Assets

(in millions)	May 29, 2011	May 30, 2010

Other definite-lived intangibles	$ 11.1	$ 10.6
Accumulated amortization	(5.6)	(5.1)

Other definite-lived intangible assets, net of accumulated amortization	$ 5.5	$ 5.5

(in millions)	May 29, 2011	May 30, 2010

Below-market leases	$ 25.3	$ 25.3
Accumulated amortization	(8.6)	(6.4)

Below market-leases, net of accumulated amortization	$ 16.7	$ 18.9

(in millions)	May 29, 2011	May 30, 2010

Above-market leases	$ (8.4)	$ (8.4)
Accumulated amortization	1.8	1.3

Above-market leases, net of accumulated amortization	$ (6.6)	$ (7.1)

Amortization Expense Associated With Capitalized Software And Other Definite Lived Intangibles

(in millions)	Fiscal Year

	2011	2010	2009

Amortization expense - capitalized software.	$ 7.7	$ 7.3	$ 8.4
Amortization expense - other definite-lived intangibles	0.4	0.4	1.5

Amortization Expense Related To Acquired Definite-Lived Intangible Assets

(in millions)	Fiscal Year

	2011	2010	2009

Restaurant expense - below-market leases	$ 2.2	$ 2.6	$ 2.3
Restaurant expense - above-market leases	(0.5)	(0.5)	(0.5)

Goodwill And Trademark Balances

(in millions)	May 29, 2011	May 30, 2010

Goodwill:
The Capital Grille	$ 402.1	$ 402.2
LongHorn Steakhouse	49.8	49.9
Olive Garden (1)	30.2	30.2
Red Lobster (1)	35.0	35.0

Total Goodwill	$ 517.1	$ 517.3

Trademarks:
The Capital Grille	$ 147.0	$ 147.0
LongHorn Steakhouse	307.0	307.0

Total Trademarks	$ 454.0	$ 454.0

(1)	Goodwill related to Olive Garden and Red Lobster is associated with the RARE acquisition and the direct benefits derived by Olive Garden and Red Lobster as a result of the RARE acquisition.

Advertising Expenses

(in millions)	Fiscal Year
	2011	2010	2009

Advertising expense	$340.2	$311.9	$308.3

Stock-Based Compensation

	Stock Options Granted in Fiscal Year
	2011	2010	2009
Weighted-average fair value	$12.88	$10.74	$10.52
Dividend yield	3.0%	2.8%	2.1%
Expected volatility of stock	39.1%	40.6%	34.4%
Risk-free interest rate	2.21%	2.96%	3.46%
Expected option life	6.7 years	6.6 years	6.4 years

Basic And Diluted Earnings Per Common Share

(in millions, except per share data)	Fiscal Year
	2011	2010	2009
Earnings from continuing operations	$478.7	$407.0	$371.8
(Loss) earnings from discontinued operations	(2.4)	(2.5)	0.4

Net earnings	$476.3	$404.5	$372.2

Average common shares outstanding – Basic	136.8	139.3	137.4
Effect of dilutive stock-based compensation	3.5	3.1	3.0

Average common shares outstanding – Diluted	140.3	142.4	140.4

Basic net earnings per share:
Earnings from continuing operations	$ 3.50	$2.92	$2.71
(Loss) earnings from discontinued operations	(0.02)	(0.02)	—

Net earnings	$ 3.48	$2.90	$2.71

Diluted net earnings per share:
Earnings from continuing operations	$ 3.41	$2.86	$2.65
(Loss) earnings from discontinued operations	(0.02)	(0.02)	—

Net earnings	$ 3.39	$2.84	$2.65

Restricted Stock And Options To Purchase Shares Of Common Stock Excluded From Calculation Of Diluted Earnings Per Share

(in millions)	Fiscal Year Ended
	May 29, 2011	May 30, 2010	May 31, 2009

Anti-dilutive restricted stock and options	1.2	3.3	8.2